UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-23304

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2018 is set forth below.

Schedule of Investments(a)

Invesco Multi-Factor Large Cap ETF (GMFL)

July 31, 2018

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests - 99.9%
	Consumer Discretionary - 11.6%
598	BorgWarner, Inc.	$27,520
276	Dollar General Corp.	27,089
437	Garmin Ltd.	27,291
1,753	News Corp., Class A	26,418
937	PulteGroup, Inc.	26,695
356	Tractor Supply Co.	27,782

		162,795

	Consumer Staples - 5.9%
404	Molson Coors Brewing Co., Class B	27,068
397	Sysco Corp.	26,682
438	Walgreens Boots Alliance, Inc.	29,618

		83,368

	Energy - 6.3%
385	ConocoPhillips	27,785
401	HollyFrontier Corp.	29,907
244	Phillips 66	30,095

		87,787

	Financials - 13.7%
296	Allstate Corp. (The)	28,156
277	American Express Co.	27,567
386	Discover Financial Services	27,564
519	Hartford Financial Services Group, Inc. (The)	27,351
554	Loews Corp.	28,132
300	Raymond James Financial, Inc.	27,477
295	State Street Corp.	26,052

		192,299

	Health Care - 14.0%
147	Aetna, Inc.	27,693
212	Centene Corp.(b)	27,630
159	Cigna Corp.	28,528
89	Humana, Inc.	27,962
316	Medtronic PLC	28,513
355	Perrigo Co. PLC	28,584
108	UnitedHealth Group, Inc.	27,348

		196,258

	Industrials - 10.3%
450	A.O. Smith Corp.	26,788
124	Huntington Ingalls Industries, Inc.	28,898
635	Pentair PLC (United Kingdom)	28,353
417	Robert Half International, Inc.	31,592
414	Textron, Inc.	28,264

		143,895

	Information Technology - 26.3%
166	Accenture PLC, Class A	26,449
592	Applied Materials, Inc.	28,789
236	Broadridge Financial Solutions, Inc.	26,663
744	CA, Inc.	32,892
338	Cognizant Technology Solutions Corp., Class A	27,547
325	DXC Technology Co.	27,540
522	FLIR Systems, Inc.	30,589
1,158	HP, Inc.	26,727
261	KLA-Tencor Corp.	30,647
157	Lam Research Corp.	29,930
496	Micron Technology, Inc.(b)	26,184
311	Synopsys, Inc.(b)	27,813
296	TE Connectivity Ltd.	27,697

		369,467

	Materials - 2.0%
251	LyondellBasell Industries NV, Class A	$27,808

	Real Estate - 3.8%
560	CBRE Group, Inc., Class A(b)	27,888
747	Weyerhaeuser Co. REIT	25,533

		53,421

	Telecommunication Services - 2.0%
539	Verizon Communications, Inc.	27,834

	Utilities - 4.0%
2,154	AES Corp. (The)	28,777
781	FirstEnergy Corp.	27,671

		56,448

	Total Common Stocks & Other Equity Interests (Cost $1,363,867)	1,401,380

	Money Market Fund - 0.1%
753	Federated U.S. Treasury Cash Reserves Fund-Institutional Class, 1.76%(c) (Cost $753)	753

	Total Investments in Securities (Cost $1,364,620) - 100.0%	1,402,133
	Other assets less liabilities - (0.0)%	(466)

	Net Assets - 100.0%	$1,401,667

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2018.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2018, all of the securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. For the nine months ended July 31, 2018, there were no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Invesco Exchange-Traded Self-Indexed Fund Trust

By:                     /s/  Daniel E. Draper

Name:                Daniel E. Draper

Title:                  President

Date: 9/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:                     /s/  Daniel E. Draper

Name:                Daniel E. Draper

Title:                  President

Date: 9/28/2018

By:                     /s/  Kelli Gallegos

Name:                Kelli Gallegos

Title:                  Treasurer

Date: 9/28/2018